Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share ("EPS")
Schedule of basic and diluted EPS

For the year ended December 31, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$139.0	186.1	$0.75
Effect of dilutive securities	—	0.3	—
Diluted EPS	$139.0	186.4	$0.75

For the year ended December 31, 2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$194.7	182.9	$1.06
Effect of dilutive securities	—	0.4	—
Diluted EPS	$194.7	183.3	$1.06